One Post Office Square, Boston, MA 02109

800.836.2414 calvert.com

2050 M Street NW, Washington, DC 20036

202.238.2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectuses dated May 1, 2024 used with respect to the following series of the Registrant, except Calvert Global Real Estate Fund, do not differ from those contained in Post-Effective Amendment No. 127 (“Amendment No. 127”) to the Registrant's Registration Statement on Form N-1A and forms of Statements of Additional Information dated May 1, 2024 used with respect to the following series of the Registrant, do not differ from those contained in Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 127 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-24-000372) on April 25, 2024.

Calvert Emerging Markets Focused Growth Fund

Calvert Flexible Bond Fund

Calvert Global Real Estate Fund

Calvert Responsible Municipal Income Fund

Calvert Small/Mid-Cap Fund

CALVERT MANAGEMENT SERIES

By:	/s/ Deidre E. Walsh
Deidre E. Walsh Secretary

Date: May 2, 2024

Calvert mutual funds are distrusted by Eaton Vance Distributors Inc., Member FINRA/SIPC. One Post Office Square, Boston, MA 02109.